SHARE CAPITAL (Details)			3 Months Ended		12 Months Ended
	Apr. 03, 2020 CAD ($) $ / shares shares	Apr. 03, 2020 USD ($) shares	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Number of shares issued	36,600,000	36,600,000
Price per share | $ / shares	$ 2.05
Proceeds from issuing shares	$ 75,030,000	$ 53,368,000	$ 75,000,000	$ 53,000,000	$ 53,368,000
Warrants exercised | $					$ 2,858,000	$ 2,892,000
Warrants exercised (in shares)					2,057,606	6,167,500
Options exercised | $					$ 1,823,000	$ 1,198,000
Transaction costs | $		$ 2,034,000			$ (2,034,000)	$ (97,000)
Number of common share purchase warrants issued						32,500,000
Stock options
Disclosure of classes of share capital [line items]
Number of shares issued					2,112,103	1,358,491
Options exercised | $					$ 1,823,000	$ 1,198,000
Restricted share units
Disclosure of classes of share capital [line items]
Number of shares issued					414,063	202,667
Bonus shares
Disclosure of classes of share capital [line items]
Number of shares issued					1,000,000	0
Warrants
Disclosure of classes of share capital [line items]
Number of shares issued					5,842,500
Additional warrants available under incentive program					1
Exercise price of warrants per share | $ / shares					$ 1.65